Net other operating expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income [Abstract]
Gain on sale of Loans		₩ 50,707	₩ 69,002
Gain on sales of loans at amortized cost	₩ 40,624
Miscellaneous other operating income [Abstract]
Gain on hedged items	418,390	634,695	392,913
Reversal of allowance for acceptances and guarantee	2,834	0	4,046
Gain on trust account	0	14	3,379
Reversal of other allowance	5,033	286,932	30,419
Others	131,345	82,375	47,556
Miscellaneous other operating income	557,602	1,004,016	478,313
Other operating income	598,226	1,054,723	547,315
Other operating expense [Abstract]
Loss on sale of Loans		(8,394)	(11,021)
Loss on sale of loans at amortized cost	(14,271)
Miscellaneous other operating expense [Abstract]
Loss on hedged items	(406,872)	(629,754)	(451,728)
Contribution	(283,331)	(252,419)	(252,178)
Provision for acceptances and guarantee allowance	0	(2,548)	(7,933)
Provision for other allowance	(13,036)	(12,133)	(84,048)
Depreciation of operating lease assets	(56,570)	(12,943)	(8,315)
Others	(653,501)	(599,524)	(530,003)
Miscellaneous other operating expense	(1,413,310)	(1,509,321)	(1,334,205)
Other operating expense	(1,427,581)	(1,517,715)	(1,345,226)
Net other operating expenses	₩ (829,355)	₩ (462,992)	₩ (797,911)